Convertible Debentures And Warrants (Tables)	12 Months Ended
Jan. 31, 2012
Convertible Debt Disclosure [Abstract]
Summary Of The Status Of The Warrants Granted

A summary of the status of 2007 warrants granted as of January 31, 2012 and 2011 is as follows:

		Average
		Exercise
Description	Shares	Price

Outstanding at January 31, 2011	1,190,000	$0.75
Outstanding at January 31, 2012	1,190,000	$0.75

Schedule of Stockholders' Equity Note, Warrants or Rights

A summary of the status of 2007 warrants outstanding as of January 31, 2012 is presented below:

Warrants Outstanding				Warrants Exercisable
		Weighted	Weighted		Weighted
Range of		Average	Average		Average
Exercise	Number	Remaining	Exercise	Number	Exercise
Prices	Outstanding	Life Years	Price	Exercisable	Price
$0.75	1,190,000	0.46	$0.75	1,190,000	$0.75